SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 12 – SUBSEQUENT EVENTS

On July 11, 2017 the Company issued 19,844 shares of its common stock in exchange for 20 shares of the Company’s Series C Preferred Stock and accrued dividends.

On July 13, 2017, the Company issued an aggregate of 160,000 shares of its common stock and warrants to purchase 80,000 shares of our common stock at $1.50, expiring three years from issuance for common stock subscriptions previously received.

On July 13, 2017, the Company entered into securities purchase agreements with investors, pursuant to which the Company received from subscriptions for the purchase of 107,002 shares of the Company’s common stock and warrants to purchase 53,500 shares of our common stock at $1.50, expiring three years from issuance, for aggregate net cash proceeds of $160,425. The shares of common stock were issued on July 13, 2017.

In July 21, 2017, the Company issued 15,000 shares of its common stock in payment of vested restricted share units.

On August 1, 2017, the Company entered into securities purchase agreements with investors, pursuant to which the Company received from subscriptions for the purchase of 230,944 shares of the Company’s common stock and warrants to purchase 115,472 shares of our common stock at $1.50, expiring three years from issuance, for aggregate net cash proceeds of $346,227.

NOTE 13 – SUBSEQUENT EVENTS

On February 10, 2017 and March 10, 2017, the Company entered into a unit purchase agreement with certain accredited investors, pursuant to which the Company issued and sold in two closings an aggregate of 995,571 units, which consisted of, in the aggregate, 995,571 shares of our common stock and warrants to purchase 497,787 shares of our common stock at an exercise price of $1.50 per share, in exchange for aggregate net proceeds of $1,358,763, after financing costs.

On January 25, 2017, the Company approved an Amendment Agreement to the certain Unit Purchase Agreement dated May 26, 2016 whereas under the Original Agreement the Company issued each of the purchasers Units at a price of $1.75 per unit, with each original Unit consisting of (i) one share of Common Stock, and (ii) an Investor Warrant to purchase one-half of one share of Common Stock at an exercise price of $2.10 per share of Common; the Amendment Agreement reduced the Original Price Per Unit to $1.50 and the exercise price of the Original Warrants to $1.50 per share. On February 10, 2017, the Company issued an additional 12,858 shares of common stock and 6,429 warrants to purchase common stock pursuant to the Amendment Agreement.

On January 25, 2017, the Company granted 75,000 shares of common stock and an aggregate of 130,000 options for compensation to key consultants outside the 2012 Equity Plan at a cost (or exercise price) of $1.55 per share.